As filed with the Securities and Exchange Commission on June 12, 2009

Registration No. 333-142762

811-22063

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY - K

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.
Post-Effective Amendment No. 5

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 6

SEPARATE ACCOUNT VA Z

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on July 10, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on April 16, 2009. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 4 to Form N-4, File No. 333-142762) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 12th day of June, 2009.

SEPARATE ACCOUNT VA Z TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Brenda K. Clancy President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Craig D. Vermie	Director, General Counsel, Senior Vice President, and Secretary	, 2009

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	, 2009

* Eric J. Martin	Vice President and Corporate Controller	, 2009

* Brenda K. Clancy	Director and President	, 2009

* M. Craig Fowler	Vice President and Treasurer	, 2009

* Mark W. Mullin	Chief Executive Officer and Director	, 2009

* Kenneth Kilbane	Chairman of the Board and Director	, 2009

/s/ Darin D. Smith *By: Darin D. Smith	Vice President, Assistant Secretary, and APS General Counsel	June 12, 2009

*By Darin D. Smith, Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.